Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at beginning of year	$ (6,296)	$ (2,137)
Realized and unrealized gains (losses) included in earnings	3,316	(5,039)
Settlements	5,114	880
Fair value at end of year	$ 2,134	$ (6,296)